Equity Method Investments Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Equity Method Investments [Line Items]
Summarized Financial Information For Equity Method Investees Table [Text Block]
Summarized financial information for the year ended December 31, 2016 and from the date of the MarkWest Merger through December 31, 2015 for equity method investments is as follows:

	Year Ended December 31, 2016
(In millions)	MarkWest Utica EMG	Ohio Condensate	Other VIEs	Non-VIEs	Total
Revenue and other income	$216	$15	$3	$148	$382
Cost and expenses	100	110	1	117	328
Income (loss) from operations	116	(95)	2	31	54
Net income (loss)	114	(95)	2	31	52
Income (loss) from equity method investments(2)	8	(89)	—	7	(74)

	Year Ended December 31, 2015
(In millions)	MarkWest Utica EMG	Ohio Condensate	Other VIEs	Non-VIEs	Total
Revenue and other income	$18	$2	$—	$9	$29
Cost and expenses	9	2	—	8	19
Income from operations	9	—	—	1	10
Net income	10	—	—	1	11
Income from equity method investments(2)	2	1	—	—	3

Summarized balance sheet information as of December 31, 2016 and 2015 for equity method investments is as follows:

	December 31, 2016
(In millions)	MarkWest Utica EMG (1)	Ohio Condensate	Other VIEs	Non-VIEs	Total
Current assets	$45	$2	$—	$40	$87
Noncurrent assets	2,173	30	102	390	2,695
Current liabilities	30	3	1	26	60
Noncurrent liabilities	2	13	—	—	15

	December 31, 2015
(In millions)	MarkWest Utica EMG (1)	Ohio Condensate	Other VIEs	Non-VIEs	Total
Current assets	$113	$7	$—	$30	$150
Noncurrent assets	2,207	127	42	243	2,619
Current liabilities	77	6	1	18	102
Noncurrent liabilities	1	12	—	—	13

(1)
MarkWest Utica EMG’s noncurrent assets includes its investment in its subsidiary Ohio Gathering, which does not appear elsewhere in this table. The investment was $794 million and $781 million as of December 31, 2016 and 2015, respectively.

(2)	Income (loss) from equity method investments includes the impact of any basis differential amortization or accretion.